INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 4,175,611	$ 2,582,501
Tax Credit Carryforward Expiration Range	2031 to 2034